Issued Capital - Schedule of Share Options Outstanding and Exercisable (Details)	12 Months Ended
	Apr. 30, 2023 shares $ / shares	Apr. 30, 2022 shares $ / shares
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Number of Options Outstanding | shares	1,196,000	755,000
Weighted Average Exercise Price Outstanding	$ 3.50	$ 3.62
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 3 months
Number of Options Exercisable | shares	976,625
Weighted Average Exercise Price Exercisable	$ 3.55
Weighted Average Remaining Contractual Life (years) Exercisable	3 years 1 month 20 days
Exercise Price of 5.46
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 5.46
Number of Options Outstanding | shares	40,000
Weighted Average Exercise Price Outstanding	$ 5.46
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 4 months 17 days
Number of Options Exercisable | shares	40,000
Weighted Average Exercise Price Exercisable	$ 5.46
Weighted Average Remaining Contractual Life (years) Exercisable	3 years 4 months 17 days
Exercise Price of 4.93
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 4.93
Number of Options Outstanding | shares	5,000
Weighted Average Exercise Price Outstanding	$ 4.93
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 8 months 15 days
Number of Options Exercisable | shares	3,750
Weighted Average Exercise Price Exercisable	$ 4.93
Weighted Average Remaining Contractual Life (years) Exercisable	3 years 8 months 15 days
Exercise Price of 4.20
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 4.20
Number of Options Outstanding | shares	1,000
Weighted Average Exercise Price Outstanding	$ 4.20
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 4 months 9 days
Number of Options Exercisable | shares	1,000
Weighted Average Exercise Price Exercisable	$ 4.20
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 4 months 9 days
Exercise Price of 4.10
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 4.10
Number of Options Outstanding | shares	50,000
Weighted Average Exercise Price Outstanding	$ 4.10
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 1 month 2 days
Number of Options Exercisable | shares	50,000
Weighted Average Exercise Price Exercisable	$ 4.10
Weighted Average Remaining Contractual Life (years) Exercisable	3 years 1 month 2 days
Exercise Price of 3.49
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3.49
Number of Options Outstanding | shares	612,500
Weighted Average Exercise Price Outstanding	$ 3.49
Weighted Average Remaining Contractual Life (years) Outstanding	3 years 1 month 2 days
Number of Options Exercisable | shares	612,500
Weighted Average Exercise Price Exercisable	$ 3.49
Weighted Average Remaining Contractual Life (years) Exercisable	3 years 1 month 2 days
Exercise Price of 3.31
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3.31
Number of Options Outstanding | shares	100,000
Weighted Average Exercise Price Outstanding	$ 3.31
Weighted Average Remaining Contractual Life (years) Outstanding	1 year 14 days
Number of Options Exercisable | shares	75,000
Weighted Average Exercise Price Exercisable	$ 3.31
Weighted Average Remaining Contractual Life (years) Exercisable	1 year 14 days
Exercise Price of 3.31
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3.31
Number of Options Outstanding | shares	332,500
Weighted Average Exercise Price Outstanding	$ 3.31
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 14 days
Number of Options Exercisable | shares	166,875
Weighted Average Exercise Price Exercisable	$ 3.31
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 14 days
Exercise Price of 3.26
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3.26
Number of Options Outstanding | shares	25,000
Weighted Average Exercise Price Outstanding	$ 3.26
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 1 month 20 days
Number of Options Exercisable | shares	12,500
Weighted Average Exercise Price Exercisable	$ 3.26
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 1 month 20 days
Exercise Price of 3.15
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 3.15
Number of Options Outstanding | shares	5,000
Weighted Average Exercise Price Outstanding	$ 3.15
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 5 months 26 days
Number of Options Exercisable | shares	2,500
Weighted Average Exercise Price Exercisable	$ 3.15
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 5 months 26 days
Exercise Price of 2.88
Disclosure of Ranges of Exercises Price of Outstanding and Exercisable Share Options [Line Items]
Exercise Price	$ 2.88
Number of Options Outstanding | shares	25,000
Weighted Average Exercise Price Outstanding	$ 2.88
Weighted Average Remaining Contractual Life (years) Outstanding	4 years 2 months 8 days
Number of Options Exercisable | shares	12,500
Weighted Average Exercise Price Exercisable	$ 2.88
Weighted Average Remaining Contractual Life (years) Exercisable	4 years 2 months 8 days